Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	$ 8,164
Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	120,100
Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities	1,027
Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	129,291	123,026
Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	169	161
Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	129,122	122,865
Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	35,980	28,323
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	35,980	28,323
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	69,039	76,332
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	69,039	76,332
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	2,823
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	2,823
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	16,883	14,880
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	16,883	14,880
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	4,397	3,330
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	4,397	3,330
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	129,222	122,965
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	129,122	122,865
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	69	61
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	69	61
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets